Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries Included in the Consolidated Financial Statements	Subsidiaries included in the condensed consolidated financial statements:
			Ownership (%)
Name of investor	Name of subsidiary	Main business activities	June 30, 2024	December 31, 2023	Note
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information software and data processing services	100%	100%
The Company	ISSCore Technology, Inc.	Information software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information software and data processing services	100%	100%
The Company	Gorilla SPAC Partners Co. (Global)	Dormant corporation	100%	100%
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information software and data processing services	100%	100%
The Company	Gorilla Technology Egypt (Gorilla Egypt)	Information software and data processing services	100%	100%	Note 1
The Company	Gorilla Distribution Egypt	Software and hardware distribution services	100%	100%	Note 2
Gorilla BVI	Gorilla Technology Inc. (Gorilla Taiwan)	Information software and data processing services	100%	100%
Telmedia	NSGUARD Technology Inc. (NSGURAD)	Information software and data processing services	100%	100%
Telmedia	Gorilla Technology Japan Inc. (Gorilla Japan)	Information software and data processing services	100%	100%
Gorilla UK	Gorilla Technology (India) Private Limited (Gorilla India)	Information software and data processing services	100%	100%	Note 3
Gorilla UK	Gorilla Distribution Partners Limited (Gorilla Distribution)	Software and hardware distribution services	55%	55%	Note 4

Schedule of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of property, plant and equipment are as follows:
Buildings and structures	50 years
Transportation equipment	5 years
Office equipment	3 ~ 5 years
Leasehold equipment	3 ~ 5 years
Other equipment (Note)	5 years

Note: Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.